Operating segment and geographic data - Schedule of Geographical information for long-lived assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 5,035	$ 4,752
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	2,762	2,533
The Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	1,335	1,256
Asia, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets at December 31	$ 938	$ 963